NET FINANCIAL RESULT (Tables)	12 Months Ended
Dec. 31, 2020
NET FINANCIAL RESULT
Schedule of net financial result

	December 31,	December 31,	December 31,
	2020	2019	2018
Financial expenses
Interest on loans, financing and debentures (1)	(3,275,618)	(3,358,806)	(1,033,485)
Premium with repurchase of bonds	(391,390)
Amortization of fundraising costs (2)	(101,741)	(220,642)	(44,499)
Amortization of fair value adjustment on business combination	(38,826)	1,548
Adjustment to present value - lease	(486,286)	(275,404)
Other financial expenses	(165,564)	(325,544)	(422,390)
	(4,459,425)	(4,178,848)	(1,500,374)
Financial income
Cash and cash equivalents and marketable securities	146,930	392,018	442,378
Amortization of fair value adjustment on business combination	95,238	37,412
Other financial income	85,307	63,816	17,329
	327,475	493,246	459,707
Income from derivative financial instruments
Income	7,283,864	2,711,394	588,049
Expenses	(16,706,546)	(3,786,646)	(3,323,245)
	(9,422,682)	(1,075,252)	(2,735,196)
Monetary and exchange rate variation, net
Exchange rate variation on loans, financing and debentures	(13,365,471)	(1,781,562)	(1,311,061)
Lease	(601,519)	(19,327)
Other assets and liabilities (3)	1,436,099	(164,038)	244,411
	(12,530,891)	(1,964,927)	(1,066,650)
	(26,085,523)	(6,725,781)	(4,842,513)
1)	Does not include the amount of R$10,636 arising from capitalized interest in the year ended on December 31, 2002 (R$4,213 in the year ended on December 31, 2019).
2)	Includes an expense of R$13,783 arising from transaction costs with loans and financing that were recognized directly to the income statement (R$34,836 as of December 31, 2019).
3)	Includes effects of exchange rate variations of trade accounts receivable, trade account payable, cash and cash equivalents, marketable securities and other.